Employees and Employee-Related Costs - Board of Directors and Executive Management (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019 employee	Jan. 31, 2019 employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) employee
Disclosure of transactions between related parties [line items]
Number of members of executive management | employee	5	4			3
Executive management which resigned | employee			1
Board of Directors and Executive Management
Disclosure of transactions between related parties [line items]
Total			$ 3,223	$ 2,207	$ 2,303
Board of Directors and Executive Management | Research and development
Disclosure of transactions between related parties [line items]
Members of executive management			824	1,017	965
Board of Directors and Executive Management | General and administrative
Disclosure of transactions between related parties [line items]
Members of executive management			2,399	1,190	1,338
Executive Management
Disclosure of transactions between related parties [line items]
Wages and salaries			$ 1,298	$ 900	$ 621
Share-based compensation expenses			1,566	956	1,157
Total			2,864	1,856	1,778
Board of Directors
Disclosure of transactions between related parties [line items]
Share-based compensation expenses			359	351	525
Total			$ 359	$ 351	$ 525